Significant Accounting Policies (Details) - Schedule of Estimated Useful Life of the Assets	12 Months Ended
Jun. 30, 2023
Office Equipment [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Life of the Assets [Line Items]
Estimated useful lives	3 years
Office Equipment [Member] | Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Life of the Assets [Line Items]
Estimated useful lives	5 years
Furniture & Fixtures [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Life of the Assets [Line Items]
Estimated useful lives	5 years
Furniture & Fixtures [Member] | Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Life of the Assets [Line Items]
Estimated useful lives	7 years